OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS
NOTE 3:	OTHER CURRENT ASSETS

	December 31,
	2024	2023
Prepaid expenses	$160	$133
Advances to suppliers	1,117	337
Government institutions	271	479
Guaranty held by customer	566	662
Other	39	131
	$2,153	$1,742